FEBRUARY 15, 2018

SUPPLEMENT TO

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

Hartford Multifactor US Equity ETF

(each, a “Fund” and, collectively, the “Funds”)

SERIES OF LATTICE STRATEGIES TRUST

SUMMARY PROSPECTUS, PROSPECTUS AND COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 26, 2018

This Supplement contains new and additional information and should be read in connection with your Prospectus, Summary Prospectus and Statement of Additional Information.

A.	On February 7, 2018, the Board of Trustees of Lattice Strategies Trust approved a reduction in each Fund’s management fee rate as follows:

	Unitary Investment Advisory Fee
Fund	Previous Fee Rate (prior to February 15, 2018)	New Fee Rate (effective February 15, 2018)
Hartford Multifactor Developed Markets (ex-US) ETF	0.39%	0.29%
Hartford Multifactor Emerging Markets ETF	0.59%	0.49%
Hartford Multifactor Global Small Cap ETF	0.55%	0.39%
Hartford Multifactor Low Volatility International Equity ETF	0.39%	0.29%
Hartford Multifactor Low Volatility US Equity ETF	0.29%	0.19%
Hartford Multifactor US Equity ETF	0.29%	0.19%

Accordingly, the following changes are made to each Fund’s Summary Prospectus and the Funds’ Prospectus and Statement of Additional Information effective February 15, 2018:

I.	The section entitled “Your Expenses” in the Summary Prospectus of each Fund and the summary section of the Funds’ Prospectus is amended as set forth below:

1.        Hartford Multifactor Developed Markets (ex-US) ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.29%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.29%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$30	$93	$163	$368

2.       Hartford Multifactor Emerging Markets ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.49%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$50	$157	$274	$616

3.       Hartford Multifactor Global Small Cap ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.39%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.39%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$40	$125	$219	$493

4.       Hartford Multifactor Low Volatility International Equity ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.29%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.29%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3
$30	$93

5.       Hartford Multifactor Low Volatility US Equity ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.19%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses(2)	0.03%
Total annual fund operating expenses(3)	0.22%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Acquired fund fees and expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in the securities of investment vehicles. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. The investments that resulted in these expenses are expected to be removed from the Fund in March 2018; therefore, acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.
(3)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3
$23	$71

6.       Hartford Multifactor US Equity ETF

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or the examples below.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees(1)	0.19%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses(2)	0.19%

(1)	“Management fees” have been restated to reflect current fees.
(2)	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE: The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Year 1	Year 3	Year 5	Year 10
$19	$61	$107	$243

II.	In the section entitled “The Investment Adviser and Sub-Adviser – Management Fee” in the Funds’ Prospectus, the management fee table is deleted in its entirety and replaced with the following:

Effective February 15, 2018, each Fund pays a monthly advisory fee to the Adviser at an annual rate based on the Fund’s average daily net asset value as follows:

FUND	ANNUAL RATE(1)
Hartford Multifactor Developed Markets (ex-US) ETF	0.29%
Hartford Multifactor Emerging Markets ETF	0.49%
Hartford Multifactor Global Small Cap ETF	0.39%
Hartford Multifactor Low Volatility International Equity ETF	0.29%
Hartford Multifactor Low Volatility US Equity ETF	0.19%
Hartford Multifactor REIT ETF	0.45%
Hartford Multifactor US Equity ETF	0.19%

(1)	From September 30, 2017 (the end of each Fund’s last fiscal year) through February 14, 2018, the annual contractual advisory fee rate for each of Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF, Hartford Multifactor Low Volatility International Equity ETF, Hartford Multifactor Low Volatility US Equity ETF, Hartford Multifactor REIT ETF, and Hartford Multifactor US Equity ETF was 0.39%, 0.59%, 0.55%, 0.39%, 0.29%, 0.45% and 0.29%, respectively, of the Fund’s average daily net assets.

III.	In the section entitled “Investment Advisory Arrangements – Advisory Fees” in the Funds’ Statement of Additional Information, the advisory fee table is deleted in its entirety and replaced with the following:

Effective February 15, 2018, each Fund pays a monthly advisory fee to Lattice at an annual rate based on the Fund’s average daily net asset value as follows:

FUND	ANNUAL RATE
Developed Markets (ex-US) ETF Emerging Markets ETF Global Small Cap ETF Low Volatility International Equity ETF Low Volatility US Equity ETF REIT ETF US Equity ETF	0.29% 0.49% 0.39% 0.29% 0.19% 0.45% 0.19%

B.           Effective immediately, Michael J. Flook will no longer be an officer or Treasurer of Lattice Strategies Trust and Laura Quade has been appointed as Treasurer of Lattice Strategies Trust. Accordingly, the “Officers and Interested Trustees” table in the section entitled “Fund Management – Trustees and Officers” in the Funds’ Statement of Additional Information is revised to delete the references to Mr. Flook in their entirety and to identify Ms. Quade as Vice President and Treasurer of the Trust.

This Supplement should be retained with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.

HV-7350ETF	February 2018